Share Capital Authorized and Issued - Common Shares Repurchased (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Equity [Abstract]
Common shares repurchased (in shares)	11,544,855	1,438,278
Cost of shares repurchased, inclusive of commissions	$ 219.4	$ 22.1
Weighted average price per share, inclusive of commissions (in dollars per share)	$ 19.00	$ 15.37